INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9%
	AEROSPACE & DEFENSE - 2.3%
7,236	Howmet Aerospace, Inc.	$ 988,438
4,754	Woodward, Inc.	898,482
		1,886,920
	ASSET MANAGEMENT - 0.9%
19,442	Federated Hermes, Inc.	753,378

	BANKING - 5.2%
22,470	Banco Latinoamericano de Comercio Exterior S.A.	952,053
18,472	Bank7 Corporation	761,416
10,692	Meta Financial Group, Inc.	828,737
32,406	Northeast Community Bancorp, Inc.	753,764
18,690	Unity Bancorp, Inc.	887,588
		4,183,558
	BIOTECH & PHARMA - 5.1%
37,050	Catalyst Pharmaceuticals, Inc.(a)	848,075
15,444	Corcept Therapeutics, Inc.(a)	935,597
187,764	Eledon Pharmaceuticals, Inc.(a)	779,221
23,436	Exelixis, Inc.(a)	906,739
2,160	United Therapeutics Corporation(a)	691,308
		4,160,940
	CHEMICALS - 0.9%
9,396	CF Industries Holdings, Inc.	761,264

	COMMERCIAL SUPPORT SERVICES - 2.5%
18,042	Heidrick & Struggles International, Inc.	739,542
103,172	Quad/Graphics, Inc.	647,920
20,630	Willdan Group, Inc.(a)	674,601
		2,062,063
	CONSTRUCTION MATERIALS - 0.7%
11,126	Apogee Enterprises, Inc.	533,380

	CONSUMER SERVICES - 1.9%
19,876	Carriage Services, Inc.	797,227

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	CONSUMER SERVICES - 1.9% (Continued)
29,812	Perdoceo Education Corporation	$ 763,187
		1,560,414
	CONTAINERS & PACKAGING - 0.9%
4,968	AptarGroup, Inc.	729,054

	E-COMMERCE DISCRETIONARY - 0.9%
198,300	DingDong Cayman Ltd. - ADR(a)	692,067

	ELECTRIC UTILITIES - 3.2%
3,456	Constellation Energy Corporation	865,884
8,856	NRG Energy, Inc.	936,167
5,724	Vistra Corporation	765,070
		2,567,121
	ELECTRICAL EQUIPMENT - 5.3%
11,342	Amphenol Corporation, Class A	755,377
3,564	Badger Meter, Inc.	749,616
7,344	Itron, Inc.(a)	799,689
1,278	Lennox International, Inc.	768,142
3,240	Powell Industries, Inc.	549,860
6,914	Veritiv Holdings Company	658,005
		4,280,689
	ENGINEERING & CONSTRUCTION - 2.6%
1,836	Comfort Systems USA, Inc.	667,074
1,706	EMCOR Group, Inc.	697,600
9,938	Primoris Services Corporation	712,952
		2,077,626
	FOOD - 4.0%
7,560	Cal-Maine Foods, Inc.	683,348
36,330	Phibro Animal Health Corporation, Class A	826,144
16,632	Pilgrim's Pride Corporation(a)	904,615
13,500	Tyson Foods, Inc., Class A	828,090
		3,242,197

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	GAS & WATER UTILITIES - 1.1%
31,652	Consolidated Water Company Ltd.	$ 856,820

	HEALTH CARE FACILITIES & SERVICES - 3.0%
8,424	Encompass Health Corporation	843,579
6,264	Tenet Healthcare Corporation(a)	792,960
4,426	Universal Health Services, Inc., Class B	775,657
		2,412,196
	HOME CONSTRUCTION - 0.9%
7,236	PulteGroup, Inc.	747,334

	HOUSEHOLD PRODUCTS - 0.8%
22,360	Energizer Holdings, Inc.	687,123

	INSTITUTIONAL FINANCIAL SERVICES - 1.3%
8,424	StoneX Group, Inc.(a)	1,016,524

	INSURANCE - 4.1%
3,306	Progressive Corporation (The)	932,291
3,888	Reinsurance Group of America, Inc.	788,059
3,132	RenaissanceRe Holdings Ltd.	744,226
13,608	W R Berkley Corporation	858,393
		3,322,969
	INTERNET MEDIA & SERVICES - 2.6%
46,452	EverQuote, Inc.(a)	1,248,630
25,492	HealthStream, Inc.	860,865
		2,109,495
	LEISURE FACILITIES & SERVICES - 2.0%
4,320	Texas Roadhouse, Inc.	795,269
16,202	Yum China Holdings, Inc.	800,540
		1,595,809
	MACHINERY - 0.9%
2,268	Curtiss-Wright Corporation	729,525

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.6%
29,490	Castle Biosciences, Inc.(a)	$ 639,343
3,456	ResMed, Inc.	807,045
46,328	Tactile Systems Technology, Inc.(a)	662,027
		2,108,415
	OIL & GAS PRODUCERS - 4.5%
3,890	Cheniere Energy, Inc.	889,098
46,990	Plains All American Pipeline, L.P.	955,777
26,404	Riley Exploration Permian, Inc.	833,310
4,536	Targa Resources Corporation	915,002
		3,593,187
	OIL & GAS SERVICES & EQUIPMENT - 3.1%
19,872	Baker Hughes Company	886,093
32,015	Natural Gas Services Group, Inc.(a)	823,106
27,760	TechnipFMC plc	817,254
		2,526,453
	RETAIL - CONSUMER STAPLES - 1.1%
8,424	BJ's Wholesale Club Holdings, Inc.(a)	853,014

	RETAIL - DISCRETIONARY - 1.0%
14,146	Rush Enterprises, Inc., Class A	824,995

	SEMICONDUCTORS - 2.8%
7,778	MKS Instruments, Inc.	714,176
5,292	QUALCOMM, Inc.	831,744
4,104	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	740,895
		2,286,815
	SOFTWARE - 5.3%
15,012	ACI Worldwide, Inc.(a)	860,938
8,415	DocuSign, Inc.(a)	699,876
103,577	Materialise N.V. - ADR(a),(b)	544,815
43,962	OneSpan, Inc.	705,150
8,424	Pegasystems, Inc.	661,368
3,608	Veeva Systems, Inc., Class A(a)	808,697
		4,280,844

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	SPECIALTY FINANCE - 3.8%
12,962	Bread Financial Holdings, Inc.	$ 699,948
9,137	Dave, Inc.(a)	919,730
68,276	EZCORP, Inc., Class A(a)	939,478
19,010	PROG Holdings, Inc.	539,314
		3,098,470
	STEEL - 1.2%
4,672	Carpenter Technology Corporation	967,431

	TECHNOLOGY HARDWARE - 5.9%
7,236	Arista Networks, Inc.(a)	673,310
186,574	Ceragon Networks Ltd.(a)	520,541
135,448	Gilat Satellite Networks Ltd.(a)	963,035
4,212	InterDigital, Inc.	899,852
29,484	NETGEAR, Inc.(a)	775,429
195,646	Ribbon Communications, Inc.(a)	923,449
		4,755,616
	TECHNOLOGY SERVICES - 2.4%
1,944	CACI International, Inc., Class A(a)	650,948
66,202	Magic Software Enterprises Ltd.	814,285
117,215	Unisys Corporation(a)	505,197
		1,970,430
	TELECOMMUNICATIONS - 6.2%
26,894	Iridium Communications, Inc.	848,775
54,987	Ooma, Inc.(a)	790,713
48,138	Spok Holdings, Inc.	811,125
220,474	Vnet Group, Inc. - ADR(a)	2,586,160
		5,036,773
	TRANSPORTATION & LOGISTICS - 3.0%
7,560	CH Robinson Worldwide, Inc.	768,247
13,178	Delta Air Lines, Inc.	792,261
43,111	ZIM Integrated Shipping Services Ltd.(b)	871,705
		2,432,213

INSPIRE FIDELIS MULTI FACTOR ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	TRANSPORTATION EQUIPMENT - 1.0%
7,344	PACCAR, Inc.	$ 787,571

	WHOLESALE - CONSUMER STAPLES - 1.9%
10,152	Bunge Global S.A.	753,177
9,288	Performance Food Group Company(a)	790,780
		1,543,957
	WHOLESALE - DISCRETIONARY - 1.0%
6,370	Climb Global Solutions, Inc.	780,898

	TOTAL COMMON STOCKS (Cost $77,089,461)	80,815,548

	COLLATERAL FOR SECURITIES LOANED — 0.6%
	MONEY MARKET FUND - 0.6%
507,178	Fidelity Investments Money Market Government Portfolio - Institutional Class, 4.28% (Cost $507,178)(c)(d)	507,178

	TOTAL INVESTMENTS - 100.5% (Cost $77,596,639)	$ 81,322,726
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(385,630)
	NET ASSETS - 100.0%	$ 80,937,096

ADR	- American Depositary Receipt
LP	- Limited Partnership
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
S.A.	- Société Anonyme
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of February 28, 2025 was $492,672.
(c)	Security was purchased with cash received as collateral for securities on loan at February 28, 2025. Total collateral had a value of $507,178 at February 28, 2025.
(d)	Rate disclosed is the seven day effective yield as of February 28, 2025.